Combined Prospectus - Combined Prospectus: 1	Apr. 28, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount of Securities Previously Registered | shares	7,113,847
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 34,431,019.48
Form Type	S-1
File Number	333-292401
Initial Effective Date	Jan. 02, 2026
Combined Prospectus Note	Represents the shares of Common Stock of the Registrant that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of additional shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. No registration fee is payable in connection with the securities previously registered on a registration statement on Form S-1 (File No. 333-292401), which was declared effective on January 2, 2026 (the "Prior Registration Statement") because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note" in this registration statement. Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $4.84 per share, the average of the high and low prices of the Registrant's Common Stock on December 18, 2025 as reported on the OTCQX Best Market (such date being within five business days of the date that the Prior Registration Statement was filed with the U.S. Securities and Exchange Commission).